DESCRIPTION OF THE PLAN - Payment of Benefits (Details)	12 Months Ended
Dec. 31, 2025
Pioneer Bank, National Association 401(k) Savings Plan
DESCRIPTION OF THE PLAN
Threshold age for withdrawal	59 years 6 months